Subsequent Events (Details)										3 Months Ended	12 Months Ended
	Jun. 24, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	May 13, 2024 USD ($) $ / shares shares	May 10, 2024 USD ($) $ / shares shares	Apr. 19, 2024 USD ($)	Apr. 17, 2024 USD ($) $ / shares shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 15, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 09, 2024 USD ($)	Apr. 30, 2024 USD ($)	Feb. 14, 2024 $ / shares	Apr. 30, 2023 USD ($)	Apr. 10, 2023 USD ($) $ / shares	Jul. 27, 2021 shares
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares											$ 10
Debt instrument face value | $										$ 500,000	$ 500,000
Proceeds from the sale of restricted assets | $											$ 180,870,897
Preferred Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001
Number of shares of stock issued | shares																		4,500,000
Additional paid-in capital | $										$ 0	$ 173,461
Business Combination Extension Agreement One [Member]
Subsequent Events (Details) [Line Items]
Networth threshold relaxed | $			$ 5,000,001
One Energy [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares															$ 0.0001
One Energy Enterprises Inc [Member]
Subsequent Events (Details) [Line Items]
Debt instrument face value | $										2,000,000		$ 491,235				$ 1,000,000	$ 1,000,000
Debt Service Operating Reserve Minimum Value | $										$ 250,000
Debt Instrument, Interest Rate, Stated Percentage										12.00%	0.00%						25.00%
Debt Instrument Face Amount Revised | $										$ 3,000,000
Additional paid-in capital | $										$ 112,762,910	$ 112,715,393	$ 91,466,723
One Energy Enterprises Inc [Member] | ShortTerm Borrowing from Related Party [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Second Extension Meeting [Member]
Subsequent Events (Details) [Line Items]
Temporary equity stock shares subject to redemption shares | shares										1,744,889
Temporary equity redemption price per share | $ / shares										$ 10.85
Proceeds from the sale of restricted assets | $										$ 18,900,000
Pubco [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares															0.0001
Pubco [Member] | April 17, 2024 Lenders [Member]
Subsequent Events (Details) [Line Items]
Repayment of loan | $						$ 200,000
Common Stock [Member] | Pubco [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares															0.0001
TRTL Merger [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares															0.0001
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares										0.0001	0.0001	0.0001
Class B Ordinary Shares [Member] | TRTL Merger [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares															0.0001
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity stock shares subject to redemption shares | shares										17,235,298	17,235,298	17,235,298
Temporary equity redemption price per share | $ / shares										$ 10.74	$ 10.61	$ 10.14
Proceeds from the sale of restricted assets | $											$ 180,900,000
Stock repurchase program, number of shares authorized to be repurchased | shares											360,000
Class A Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001					$ 447.41
Class A Ordinary Shares [Member] | Second Extension Meeting [Member]
Subsequent Events (Details) [Line Items]
Temporary equity stock shares subject to redemption shares | shares										1,744,889	1,744,889
Class A Ordinary Shares [Member] | TRTL Merger [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares															0.0001
Pubco Common Stock [Member] | Sponsor [Member] | Business Combination Extension Agreement One [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issuable | shares										1,750,000
Subsequent Event [Member] | April 17, 2024 Lenders [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Issued, Principal | $						$ 350,000
Transfer of common stock | shares						175,000
Subsequent Event [Member] | April 17, 2024 Lenders [Member] | Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Additional paid-in capital | $						$ 400,000
Subsequent Event [Member] | April 11, 2024 Lenders [Member]
Subsequent Events (Details) [Line Items]
Latest date before which business combination shall be consummated					Oct. 22, 2024
Per month contribution into the trust account | $					$ 310,396.26
Temporary equity stock shares subject to redemption shares | shares							1,744,889
Temporary equity redemption price per share | $ / shares							$ 10.85
Proceeds from the sale of restricted assets | $							$ 18,900,000
Repayment of loan | $							175,000
Debt Instrument, Issued, Principal | $							$ 350,000
Subsequent Event [Member] | One Energy [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares															0.0001
Factor to be considered for redemption value						1.05
Subsequent Event [Member] | One Energy Enterprises Inc [Member]
Subsequent Events (Details) [Line Items]
Debt instrument face value | $										$ 2,000,000
Debt Service Operating Reserve Minimum Value | $								$ 250,000
Operating Lease, Payments | $									$ 154,980
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Debt Instrument Face Amount Revised | $										$ 3,000,000
Subsequent Event [Member] | One Energy Enterprises Inc [Member] | ShortTerm Borrowing from Related Party [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Subsequent Event [Member] | Second Extension Meeting [Member]
Subsequent Events (Details) [Line Items]
Per share amount to be contributed to the trust account | $ / shares							$ 0.02
Subsequent Event [Member] | Pubco [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares															0.0001
Subsequent Event [Member] | Common Stock [Member] | Pubco [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares															0.0001
Subsequent Event [Member] | TRTL Merger [Member]
Subsequent Events (Details) [Line Items]
Number of shares of stock issued | shares						200,000
Subsequent Event [Member] | TRTL Merger [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares															0.0001
Subsequent Event [Member] | Class B Ordinary Shares [Member] | April 17, 2024 Lenders [Member]
Subsequent Events (Details) [Line Items]
Transfer of common stock | shares						175,000
Subsequent Event [Member] | Class B Ordinary Shares [Member] | April 11, 2024 Lenders [Member]
Subsequent Events (Details) [Line Items]
Transfer of common stock | shares							175,000
Subsequent Event [Member] | Class B Ordinary Shares [Member] | Sponsor [Member] | Amended And Restated Sponsor Letter Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares Subject To Revised Lock In Period | shares			7,187,500
Revised lock In period			2 years
Number of days after closing for considering the share price			120 days
Subsequent Event [Member] | Class B Ordinary Shares [Member] | TRTL Merger [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares															0.0001
Subsequent Event [Member] | Class B Ordinary Shares [Member] | Private Placement Warrants [Member] | Sponsor [Member] | Amended And Restated Sponsor Letter Agreement [Member] | Share Price Equal Or Exceeds Fifteen Rupees Per Dollar [Member]
Subsequent Events (Details) [Line Items]
Share price | $ / shares			$ 15
Number Of Trading Days For Determining The Share Price			20 days
Number Of Consecutive Trading Days For Determining The Share Price			30 days
Subsequent Event [Member] | Class A Ordinary Shares [Member] | TRTL Merger [Member]
Subsequent Events (Details) [Line Items]
Common stock, par or stated value per share | $ / shares															$ 0.0001
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Private Placement [Member]
Subsequent Events (Details) [Line Items]
Stock repurchase program, number of shares authorized to be repurchased | shares						600,000
Share price | $ / shares						$ 10
Subsequent Event [Member] | Series A Redeemable Convertible Preferred Stock [Member] | One Energy Enterprises Inc [Member]
Subsequent Events (Details) [Line Items]
Temporary equity stock issued during the period shares new issues | shares	11,175	4,246		11,175				2,233	2,682
Temporary equity issue price per share | $ / shares	$ 447.41	$ 447.41		$ 447.41				$ 447.41	$ 447.41
Proceeds from issue of redeemable convettible preferred stock | $	$ 5,000,000	$ 1,900,000		$ 5,000,000				$ 1,000,000	$ 1,200,000
Subsequent Event [Member] | Pubco Common Stock [Member] | Sponsor [Member] | Business Combination Extension Agreement One [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issuable | shares			500,000
Subsequent Event [Member] | Series A Redeemable Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Temporary equity additional number of shares authorized | shares	233
Commitment To Issue Variable Number Of Shares And Cash ObligationTo The Counterparty In Case De Spac Transaction Does Not Occur [Member] | Subsequent Event [Member] | Nonrelated Party [Member] | One Energy Enterprises Inc [Member]
Subsequent Events (Details) [Line Items]
Off balance sheet derivative liability fair value | $													$ 1,033,000	$ 700,000
Commitment To Issue Variable Number Of Shares To The Counterparty In Case De Spac Transaction Does Not Occur [Member] | Subsequent Event [Member] | Related Party [Member] | One Energy Enterprises Inc [Member]
Subsequent Events (Details) [Line Items]
Off balance sheet derivative liability fair value | $													400,000	500,000
Commitment To Pay Cash Bonus To The Counterparty In Case De Spac Transaction Does Not Occur [Member] | Subsequent Event [Member] | Nonrelated Party [Member] | One Energy Enterprises Inc [Member]
Subsequent Events (Details) [Line Items]
Off balance sheet derivative liability fair value | $													$ 516,500	$ 350,000